INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Schedule of Investments in Joint Ventures and Associates (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Share of income statement amounts:
Profit before tax	£ 6,928	£ 6,902	[1]	£ 1,226	[1]
Tax (expense) credit	(1,373)	(1,017)		161
Movement in investments over the year:
Exchange and other adjustments	(88)	39		(17)
Joint ventures and associates
Share of income statement amounts:
Income	115	94		76
Expenses	(105)	(91)		(89)
Underlying impairment (charge) credit	0	0		0
Profit before tax	10	3		(13)
Tax (expense) credit	0	(1)		0
Share of post-tax results	10	2		(13)
Share of other comprehensive income	0	0		0
Share of total comprehensive income	10	2		(13)
Share of balance sheet amounts:
Current assets	382	444
Non-current assets	230	181
Current liabilities	(108)	(147)
Non-current liabilities	(119)	(126)
Share of net assets at 31 December	385	352		296
Movement in investments over the year:
At 1 January	352	296
Exchange and other adjustments	(23)	0
Additional investments	95	54
Repayment of capital	(36)	0
Share of post-tax results	10	2		(13)
Dividends paid	(13)	0
Share of net assets at 31 December	385	352		296
Associates
Share of income statement amounts:
Income	7	4		4
Expenses	(20)	(11)		(11)
Underlying impairment (charge) credit	0	0		0
Profit before tax	(13)	(7)		(7)
Tax (expense) credit	0	0		0
Share of post-tax results	(13)	(7)		(7)
Share of other comprehensive income	0	0		0
Share of total comprehensive income	(13)	(7)		(7)
Share of balance sheet amounts:
Current assets	58	23
Non-current assets	3	12
Current liabilities	(11)	(5)
Non-current liabilities	0	0
Share of net assets at 31 December	50	30		17
Movement in investments over the year:
At 1 January	30	17
Exchange and other adjustments	(6)	0
Additional investments	39	20
Repayment of capital	0	0
Share of post-tax results	(13)	(7)		(7)
Dividends paid	0	0
Share of net assets at 31 December	50	30		17
Joint ventures
Share of income statement amounts:
Income	108	90		72
Expenses	(85)	(80)		(78)
Underlying impairment (charge) credit	0	0		0
Profit before tax	23	10		(6)
Tax (expense) credit	0	(1)		0
Share of post-tax results	23	9		(6)
Share of other comprehensive income	0	0		0
Share of total comprehensive income	23	9		(6)
Share of balance sheet amounts:
Current assets	324	421
Non-current assets	227	169
Current liabilities	(97)	(142)
Non-current liabilities	(119)	(126)
Share of net assets at 31 December	335	322		279
Movement in investments over the year:
At 1 January	322	279
Exchange and other adjustments	(17)	0
Additional investments	56	34
Repayment of capital	(36)	0
Share of post-tax results	23	9		(6)
Dividends paid	(13)	0
Share of net assets at 31 December	£ 335	£ 322		£ 279

[1]	1 Restated, see page F-16.